Share Capital - Narrative (Details)	12 Months Ended
Dec. 31, 2025 shares
Disclosure of classes of share capital [line items]
Number of shares unauthorised (in shares)	0
Number of shares issued but not fully paid (in shares)	0
Number of shares issued (in shares)	715,627
Ordinary Shares of $0.001551 each
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	715,627